Trade accounts and other payables (Tables)	12 Months Ended
Dec. 31, 2013
Trade accounts and other payables [Abstract]
Schedule Of Trade Accounts And Other Payables [Table Text Block]
	December 31, 2013	December 31, 2012
Creditors	1,631	2,013
Insurances	161	228
Other	356	273
Total	2,148	2,514